Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

3M Company	     Common    88579Y101    121886   1422408  SH          Sole
American Express     Common    025816109    115106   2240729  SH          Sole
Amgen Inc.           Common    031162100    120639   2072482  SH          Sole
Anheuser-Busch       Common    035229103     58615   1236867  SH          Sole
Bed Bath & Beyond    Common    075896100     56840   1555580  SH	  Sole
Bershire Hathaway A  Common    084670108      7743 	  89  SH          Sole
Bershire Hathaway B  Common    084670207     55991     19605  SH          Sole
Cisco Sys Inc        Common    17275R102     61043   3412143  SH          Sole
Coca-Cola CO         Common    191216100     58463   1403016  SH          Sole
Dell Computer Corp.  Common    24702R101    118625   3087599  SH          Sole
Harley-Davidson Inc. Common    412822108    118053   2043860  SH	  Sole
Johnson & Johnson    Common    478160104    143433   2135697  SH          Sole
McGraw Hill          Common    580645109    162813   1866059  SH          Sole
Medtronic Inc.       Common    585055106    164121   3221228  SH          Sole
Microsoft Corp.      Common    594918104    123748   5119933  SH          Sole
Pepsico Inc          Common    713448108    136471   2573469  SH          Sole
Pfizer Inc           Common    717081103     64082   2439365  SH          Sole
The Hershey Company  Common    427866108    128294   2121968  SH          Sole
UPS CL B             Common    911312106    113108   1554968  SH          Sole